Accrued Expenses	12 Months Ended
Dec. 31, 2017
Accrued Expenses/Trade and Other Payables [Abstract]
Accrued expenses

15. Accrued expenses

	December 31, 2017	December 31, 2016
Accrued research and development costs including milestone payments	4,060,048	4,307,089
Professional fees	227,363	316,470
Accrued vacation & overtime	69,455	115,749
Employee benefits incl. share based payments	217,649	138,960
Board of Directors fees	—	1,529
Other	108,198	26,945
Total accrued expenses	4,682,713	4,906,742